OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Royalties - OCS payable	$552	$1,016
Commissions	90	249
Provision for product warranty	255	248
Accrued expenses	824	452
Others	123	51

	$1,844	$2,016